Investment Strategy	Dec. 31, 2025
Brookfield Global Listed Real Estate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in real estate investment trusts (“REITs”) and other securities in the real estate industry. Under normal market conditions, the Fund will attempt to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded equity securities of real estate companies listed on a domestic or foreign exchange, throughout the world, including the United States (the “80% Policy”). As part of the 80% Policy, under normal market conditions, at least 35% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in publicly traded securities of real estate companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements (“Foreign Securities”), and the Fund will maintain exposure to securities of real estate companies in the United States and in at least three countries outside the United States. The Fund’s investments in Foreign Securities may be lower during unfavorable market conditions, which may continue for extended periods of time; provided, however, such investments will not be lower than 20% of the Fund’s net assets (plus the amount of any borrowing for investment purposes). In determining whether market conditions are unfavorable, the Fund may consider various factors, including, among other things, the percentage of Foreign Securities in the Fund’s primary benchmark index. The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized outside the United States, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located outside the United States. The Fund may also invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities of any maturity, including obligations of the U.S. Government, floating rate loans, money-market instruments, and below-investment grade rated securities (“junk bonds”), as described in this Prospectus. As part of the 20% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) that may be invested in fixed income securities, up to 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) may be invested in below investment grade (“junk”) fixed income securities, of which 5% may be invested in fixed income securities rated “CCC” or lower by S&P Global Ratings (“S&P”) or “Caa” or lower by Moody’s Ratings (“Moody’s”) or non-rated securities of comparable quality. The Fund, however, may not invest in securities that are in default at the time of initial investment.

The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.

The Fund defines a real estate company as any company that (i) derives at least 50% of its revenues from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities, or (ii) invests at least 50% of its assets in such real estate.

For purposes of selecting investments, the Fund defines the real estate industry broadly. It includes, but is not limited to, the following:

•        REITs;

•        real estate operating companies (“REOCs”);

•        brokers, developers, and builders of residential, commercial, and industrial properties;

•        property management firms;

•        finance, mortgage, and mortgage servicing firms;

•        construction supply and equipment manufacturing companies; and

•        firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the United States is generally not taxed on income distributed to shareholders so long as it meets tax-related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. REIT-like entities are organized outside the United States and maintain operations and receive tax treatment similar to that of U.S. REITs.

REOCs are real estate companies that have not elected to be taxed as REITs and therefore are not required to distribute taxable income and have fewer restrictions on what they can invest in.

The Fund may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The Fund may use derivatives for a variety of purposes, including:

•        as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates;

•        as a substitute for purchasing or selling securities;

•        to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and

•        to manage the Fund’s portfolio characteristics.

The Fund may invest up to 25% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded securities of real estate companies, whose primary operations or principal trading market is in an “emerging market.” The Fund may invest in securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). In addition, the Fund may invest up to 15% of its net assets in securities deemed illiquid and may make short sales of securities in an amount not to exceed 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes). Securities in which the Fund may invest include, but are not limited to, common equity shares, preferred equity shares, and units of beneficial interest in real estate companies. The Fund retains the ability to invest in real estate companies of any market size capitalization. The Fund does not invest in real estate directly.

The Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows. The Adviser also draws upon the expertise and knowledge within Brookfield Asset Management ULC and its affiliates, which provide extensive owner/operator insights into industry drivers and trends. The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends. The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation. The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. The Fund may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile. A security may also be sold due to changes in portfolio strategy or cash flow needs.

No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s policy of concentration in companies in the real estate industry is a fundamental policy of the Fund. This fundamental policy may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will attempt to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded equity securities of real estate companies listed on a domestic or foreign exchange, throughout the world, including the United States (the “80% Policy”).
Strategy Portfolio Concentration [Text]	The Fund’s policy of concentration in companies in the real estate industry is a fundamental policy of the Fund. This fundamental policy may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
Brookfield Global Listed Infrastructure Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in securities of publicly traded infrastructure companies. Under normal market conditions, the Fund will attempt to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States (the “80% Policy”), and, as part of the 80% Policy, at least 40% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in publicly traded securities of infrastructure companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements (“Foreign Securities”). The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country. Under normal market conditions, the Fund will maintain exposure to securities of infrastructure companies in the United States and in at least three countries outside the United States. The Fund may also invest up to 25% of its net assets (plus the amount of any borrowing for investment purposes) in energy-infrastructure companies organized as master limited partnerships (“MLPs”). The Fund may invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, including below-investment grade rated securities (“junk bonds”), as described in this Prospectus.

The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.

The Fund defines an infrastructure company as any company that derives at least 50% of its revenue or profits from the ownership or operation of infrastructure assets. The Fund defines infrastructure assets as the physical structures, networks and systems of transportation, energy, water and sewage, and communication.

Infrastructure assets currently include:

•        toll roads, bridges and tunnels;

•        airports;

•        seaports;

•        electricity generation and transmission and distribution lines;

•        gathering, treating, processing, fractionation, transportation and storage of hydrocarbon products;

•        water and sewage treatment and distribution pipelines;

•        communication towers and satellites; and

•        railroads.

The Fund may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The Fund may use derivatives for a variety of purposes, including:

•        as a hedge against adverse changes in the market prices of securities, interest rate or currency exchange rates;

•        as a substitute for purchasing or selling securities;

•        to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and

•        to manage the Fund’s portfolio characteristics.

The Fund may invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, including obligations of the U.S. Government, floating rate loans and money-market instruments. As part of the 20% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) that may be invested in fixed income securities, up to 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) may be invested in below investment grade (“junk”) fixed income securities, of which 5% may be invested in fixed income securities rated “CCC” or lower by S&P Global Ratings (“S&P”) or “Caa” or lower by Moody’s Ratings (“Moody’s”) or non-rated securities of comparable quality. The Fund, however, may not invest in securities in default.

The Fund may invest up to 25% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded securities of infrastructure companies, whose primary operations or principal trading market is in an “emerging market.” In addition, the Fund may invest up to 15% of its net assets in securities deemed illiquid and may make short sales of securities in an amount not to exceed 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes). Securities in which the Fund may invest include, but are not limited to, common, convertible and preferred stock, stapled securities (as defined herein), income trusts, limited partnerships, and limited partnership interests in the general partners of MLPs, issued by infrastructure companies. Other Fund investments may include warrants, depositary receipts, exchange-traded notes, and investment companies, including exchange-traded funds. The Fund retains the ability to invest in infrastructure companies of any market size capitalization.

The Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows. The Adviser also draws upon the expertise and knowledge within Brookfield Asset Management ULC and its affiliates, which provide extensive owner/operator insights into industry drivers and trends. The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends. The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation. The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. The Fund may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile. A security may also be sold due to changes in portfolio strategy or cash flow needs.

No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s policy of concentration in companies in the infrastructure industry is a fundamental policy of the Fund. This fundamental policy may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will attempt to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States (the “80% Policy”), and, as part of the 80% Policy, at least 40% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in publicly traded securities of infrastructure companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements (“Foreign Securities”).
Strategy Portfolio Concentration [Text]	The Fund’s policy of concentration in companies in the infrastructure industry is a fundamental policy of the Fund. This fundamental policy may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
Brookfield Next Generation Infrastructure Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States (the “80% Policy”). Under normal market conditions, at least 40% of the Fund’s net assets, plus borrowings for investment purposes, may be invested in publicly traded securities of infrastructure companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements, and the Fund may maintain exposure to securities of infrastructure companies in the United States and in at least three countries outside the United States. The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country. The Fund may also invest, as a principal strategy, up to 25% of its net assets in infrastructure companies organized as master limited partnerships (“MLPs”).

As the infrastructure investment landscape rapidly evolves due to structural growth trends from the deglobalization, decarbonization, and digitalization of the world economy, traditional and industrial service infrastructure companies are becoming leaders in implementing innovations to create the next generation of essential services. The Fund’s focus on this next generation opportunity across the infrastructure investment landscape consists of innovative infrastructure companies meeting the dynamic needs created by these global trends. The business activities of these infrastructure companies are detailed below.

For purposes of the 80% Policy, an infrastructure company is any company that makes or derives at least 50% of its recurring revenues, cash flows, or Regulated Asset Base (defined below) from, and has committed at least 50% of its future capital expenditures to, infrastructure business activities, including any, or a combination of, the following business activities:

•        Power production, including renewables (e.g., wind, solar, hydroelectric), low-to-zero carbon energy production (e.g., nuclear, biomass, and other forms of clean energy), and reliable baseload (e.g., gas);

•        Electric & gas transmission and distribution networks;

•        “Circular economy” products and systems (i.e., products and systems designed to minimize waste and enable greater recycling and reuse of materials), including, water utilities systems, waste systems, and other energy recapture and recycling systems (e.g., methane capture for renewable natural gas);

•        Sustainable solutions design and implementation, such as grid modernization, smart grid technology, energy efficiency, electricity storage (e.g., batteries, fuel cells, etc.), and/or equipment manufacturing for power production (both large-scale and behind-the-meter); and/or

•        Data infrastructure (e.g., communication towers, data centers).

“Regulated Asset Base” means the value of the asset base from which an infrastructure company, such as a utility company, is permitted to earn an allowed rate of return on its investment, as set by relevant regulatory authorities. The Regulated Asset Base may include the value of water, gas and electricity transmission and distribution lines, certain generation assets, gas mains, water treatment facilities and meters, as well as other assets. Where applicable, the Regulated Asset Base model sets a value on a company’s invested capital, which in turn determines the total revenues that such company is permitted to earn.

The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.

The Fund may invest up to 25% of its net assets, plus borrowings for investment purposes, in publicly traded securities of infrastructure companies, whose primary operations or principal trading market is in an “emerging market.” In selecting the Fund’s emerging market securities, the Adviser primarily looks to the emerging market countries that are included in the MSCI Emerging Markets Index (USD), which currently include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. The Fund may invest in securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). In addition, the Fund may invest up to 15% of its net assets in securities deemed illiquid. The Fund retains the ability to invest in infrastructure companies of any market size capitalization.

The Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows. The Adviser also draws upon the expertise and knowledge within Brookfield Asset Management ULC and its affiliates, which provide extensive owner/operator insights into industry drivers and trends. The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends. The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation. The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. The Fund may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile. A security may also be sold due to changes in portfolio strategy or cash flow needs. The allocation of capital across asset classes and strategies will vary upon market opportunity and other factors.

Under normal market conditions, the Fund will invest more than 25% of its total assets in the renewable and sustainable infrastructure industry. The policy of concentration is a fundamental policy. This fundamental policy may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States (the “80% Policy”).
Strategy Portfolio Concentration [Text]	The policy of concentration is a fundamental policy. This fundamental policy may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
Oaktree Emerging Markets Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, including common and preferred stocks, of emerging market companies (the “80% Policy”). The Fund invests in the securities of companies that the Adviser believes have been undervalued in the market relative to their ability to generate strong cash flows and attractive returns on capital, which may include securities of small- or mid-capitalization companies. The Fund may also invest in securities of companies denominated in U.S. dollars or foreign currencies, such as the Euro.

The Adviser considers emerging market companies to be those companies that are located in, or economically tied to, emerging market countries or that maintain securities that principally trade on exchanges located in emerging market countries. In constructing the Fund’s portfolio, the Adviser primarily looks to the emerging market countries that comprise the MSCI Emerging Markets Index as the investable universe from which emerging market companies may be included in the Fund’s portfolio and are located in, or economically tied to, such emerging market countries or that maintain securities that principally trade on exchanges located in such emerging market countries. In limited circumstances, the Fund may also invest in other countries with similar characteristics to those included in the MSCI Emerging Markets Index. As of March 31, 2026, the MSCI Emerging Markets Index includes the following 24 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The Adviser believes that the long-term investment opportunities in emerging markets are favorable compared to those available in more developed markets and that the opportunity for bottom-up managers with experience in undervalued situations will be significant due in part to the high rate of change in, and the volatility of, the emerging markets. While there are numerous risks in the emerging markets that are not equally prevalent in more developed markets, the Adviser’s goal is to manage the risks and seek to earn a more-than commensurate return for bearing such risks.

The Adviser uses proprietary, fundamental research to identify companies with solid businesses for investment that it believes have an intrinsic value that is higher than the company’s value as determined by its current stock price. When selecting individual companies for investment, the Adviser normally looks for:

•        Sound management

•        Quality business model

•        Positive cash flow generation

•        Strong market position

•        Industry growth potential

•        Sustainable advantages

•        Stock trading at a significant discount to intrinsic value

In constructing the overall portfolio of investments for the Fund, the Adviser actively considers the risk of loss that can occur as a result of unpredictable market events and seeks to construct a portfolio that is appropriately diversified across various countries and sectors. The Adviser also carefully monitors developments on both the company level and global macro level to seek to identify circumstances that could cause the risk in the portfolio to increase beyond desired levels. Furthermore, the Adviser considers a company’s sustainable competitive advantages, such as strong market position, industry growth potential, or positive cash flow generation across diversified geographies and industries. As described more fully below, the Adviser integrates environmental, social, and governance factors into its investment process and as part of its overall portfolio decision making process.

The Adviser may sell or reduce the Fund’s investment in a portfolio security if the Adviser detects a less appealing risk/reward profile for the company, price appreciation in the company’s stock resulting in overvaluation, deceleration of the company’s revenue or earnings growth, deterioration in the company’s business, or issues developing with company management.

The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.

The Adviser strives to deliver superior investment results with risk under control while conducting its business with the highest integrity. The Adviser believes that Environmental, Social and Governance (“ESG”) considerations can directly and materially impact investment outcomes. As long-term investors, the Adviser believes a consistent focus on ESG throughout the investment lifecycle allows it to avoid undue risk and better identify valuable opportunities. In fact, the Adviser believes integrating ESG analysis into its investment process helps ensure that it is aligned with its clients, their beneficiaries and society’s collective long-term interests. At the same time, ESG fits squarely with the Adviser’s commitment to excellence in bottom-up investment analysis.

This approach is well-aligned with the Adviser’s investment philosophy, which guides the management of all investment strategies. The primacy of risk control is a key tenet of the Adviser’s investment philosophy. The Adviser’s investment processes are concentrated on gauging risk and avoiding the downside. Its ESG policy dovetails nicely with this goal, as it focuses on ESG integration and engagement is geared toward highlighting ESG-related risks that may materially impact investment outcomes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, including common and preferred stocks, of emerging market companies (the “80% Policy”).